Schedule of Investments (unaudited) May 31, 2020	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.6%
Banco BTG Pactual SA	195,200	$1,755,366
BB Seguridade Participacoes SA	597,800	2,782,564
Cia. de Saneamento Basico do Estado de Sao Paulo	73,200	732,121
Hypera SA	329,400	1,954,166
IRB Brasil Resseguros S/A	597,868	913,683
JBS SA	927,204	3,750,745
Porto Seguro SA	73,200	637,506
Sul America SA	244,078	2,015,595
TIM Participacoes SA	732,000	1,835,695

		16,377,441

Chile — 0.2%
Cia. Cervecerias Unidas SA	132,126	949,758

China — 43.9%
AK Medical Holdings Ltd.(a)	244,000	744,498
Alibaba Group Holding Ltd., ADR(b)	117,852	24,441,326
Angang Steel Co. Ltd., Class A	210,160	72,164
Anhui Conch Cement Co. Ltd., Class A	73,239	580,662
Anhui Conch Cement Co. Ltd., Class H	1,037,000	7,766,462
Apeloa Pharmaceutical Co. Ltd.	61,000	153,943
BAIC Motor Corp. Ltd., Class H(a)	1,403,000	564,748
Bank of Chengdu Co. Ltd., Class A	195,200	217,155
Bank of Communications Co. Ltd., Class H	2,928,000	1,775,461
Beijing Capital International Airport Co. Ltd., Class H	1,464,000	912,285
Beijing Enterprises Holdings Ltd.	427,000	1,418,559
Beijing Tiantan Biological Products Corp. Ltd., Class A	48,768	262,076
Bosideng International Holdings Ltd.	2,684,000	689,093
BYD Electronic International Co. Ltd.	549,000	1,051,111
Centre Testing International Group Co. Ltd., Class A	48,800	123,291
Chacha Food Co. Ltd.	24,400	199,275
Changjiang Securities Co. Ltd., Class A	292,800	255,437
Chengdu Xingrong Environment Co. Ltd., Class A	192,899	125,742
China Cinda Asset Management Co. Ltd., Class H	7,564,000	1,395,500
China CITIC Bank Corp. Ltd., Class H	7,564,000	3,288,696
China Communications Services Corp. Ltd., Class H	1,952,000	1,291,931
China Conch Venture Holdings Ltd.	1,403,000	6,299,110
China Everbright Ltd.	822,000	1,151,712
China Lesso Group Holdings Ltd.	976,000	1,178,604
China Longyuan Power Group Corp. Ltd., Class H	2,684,000	1,305,468
China Medical System Holdings Ltd.	1,220,000	1,389,834
China Minsheng Banking Corp. Ltd., Class H	4,941,000	3,435,943
China Mobile Ltd.	1,769,000	12,347,168
China Overseas Property Holdings Ltd.	1,220,000	1,380,390
China Power International Development Ltd.	3,782,000	829,493
China Reinsurance Group Corp., Class H	5,002,000	522,722
China Resources Cement Holdings Ltd.	1,952,000	2,450,388
China Resources Power Holdings Co. Ltd.	1,708,000	1,978,821
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	48,800	184,391
China Telecom Corp. Ltd., Class H	11,224,000	3,721,543
China Traditional Chinese Medicine Holdings Co. Ltd.	2,440,000	1,032,538
China Unicom Hong Kong Ltd.	5,124,000	2,968,231
Chinese Universe Publishing and Media Group Co. Ltd., Class A	73,200	115,866
Chongqing Brewery Co. Ltd., Class A	22,097	190,305
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,074,000	794,708
COSCO SHIPPING Ports Ltd.	1,464,000	730,961
Country Garden Services Holdings Co. Ltd.	1,098,000	5,142,227

Security	Shares	Value

China (continued)
CSPC Pharmaceutical Group Ltd.	3,524,000	$6,901,602
Dali Foods Group Co. Ltd.(a)	1,509,000	957,848
Daqin Railway Co. Ltd., Class A	768,628	731,700
Dongfeng Motor Group Co. Ltd., Class H	2,196,000	1,376,927
Fujian Star-Net Communication Co. Ltd.	24,400	110,178
Fujian Sunner Development Co. Ltd., Class A	61,000	220,953
GSX Techedu Inc., ADR(b)	61,937	1,942,344
Guangzhou R&F Properties Co. Ltd., Class H	829,600	1,024,290
Guocheng Mining Co. Ltd.(b)	61,000	156,838
Haitian International Holdings Ltd.	488,000	1,030,019
Hefei Meiya Optoelectronic Technology Inc., Class A	36,600	227,083
Heilongjiang Agriculture Co. Ltd., Class A	97,600	203,668
Henan Shuanghui Investment & Development Co. Ltd., Class A	146,470	808,793
Hithink RoyalFlush Information Network Co. Ltd., Class A	24,400	365,411
Hua Hong Semiconductor Ltd.(a)(b)(c)	366,000	680,908
Hualan Biological Engineering Inc., Class A	97,600	561,007
Huaxin Cement Co. Ltd., Class A	73,200	253,904
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	48,800	149,584
Hunan Valin Steel Co. Ltd., Class A	292,820	155,316
Hundsun Technologies Inc., Class A	24,400	358,667
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	341,600	121,588
Inner Mongolia Yitai Coal Co. Ltd., Class B	951,600	557,638
Jafron Biomedical Co. Ltd., Class A	43,487	382,413
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	48,800	211,978
Jiangxi Zhengbang Technology Co. Ltd., Class A	134,200	290,159
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	85,400	180,832
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	97,600	173,425
Joyoung Co. Ltd.	36,600	165,472
Kingboard Holdings Ltd.	577,500	1,393,272
Kingdee International Software Group Co. Ltd.(c)	1,952,000	3,425,003
Lee & Man Paper Manufacturing Ltd.	1,098,000	590,719
Legend Holdings Corp., Class H(a)	341,600	413,393
Li Ning Co. Ltd.	1,769,000	5,933,944
Luye Pharma Group Ltd.(a)	1,525,000	761,418
New Hope Liuhe Co. Ltd., Class A	122,000	477,156
Noah Holdings Ltd.(b)(c)	28,670	760,615
Northeast Securities Co. Ltd., Class A	109,800	122,610
PICC Property & Casualty Co. Ltd., Class H	5,857,000	5,070,374
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	61,000	197,793
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	85,350	210,748
Shandong Sun Paper Industry JSC Ltd., Class A	134,200	159,222
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,952,000	3,414,930
Shanghai Industrial Holdings Ltd.	426,000	662,825
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	634,400	1,003,450
Shanxi Taigang Stainless Steel Co. Ltd., Class A	341,600	156,872
Shenzhen Expressway Co. Ltd., Class H	732,000	740,405
Shenzhen International Holdings Ltd.	854,000	1,425,721
Shenzhen Investment Ltd.	2,440,000	752,367
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	61,000	232,788
Shimao Property Holdings Ltd.	1,037,000	4,308,012
Shui On Land Ltd.	2,806,000	463,383
Sinolink Securities Co. Ltd., Class A	158,600	217,837
Sinopec Engineering Group Co. Ltd., Class H	1,281,000	537,124
Sinotruk Hong Kong Ltd.	610,000	1,481,125
Sun Art Retail Group Ltd.	2,013,000	3,080,142
Tangshan Jidong Cement Co. Ltd., Class A	73,200	177,375

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tencent Holdings Ltd.	323,200	$17,112,796
Tianjin Chase Sun Pharmaceutical Co. Ltd.	146,400	104,014
Tingyi Cayman Islands Holding Corp.	1,708,000	2,935,177
Topchoice Medical Corp., Class A(b)	12,200	241,609
Uni-President China Holdings Ltd.	1,098,000	1,136,106
Vipshop Holdings Ltd., ADR(b)	374,784	6,498,755
Weifu High-Technology Group Co. Ltd., Class A	36,600	100,489
Wens Foodstuffs Group Co. Ltd., Class A	268,400	990,175
Wharf Holdings Ltd. (The)	732,000	1,305,153
Wuhan Guide Infrared Co. Ltd., Class A	46,496	298,542
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	109,800	521,091
Yuexiu Property Co. Ltd.	5,856,000	1,050,166
Yum China Holdings Inc.	217,648	10,085,808
Zhejiang Expressway Co. Ltd., Class H	1,220,000	857,825
Zhejiang Semir Garment Co. Ltd., Class A	97,600	94,001
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	24,400	196,073
Zhongsheng Group Holdings Ltd.	495,500	2,544,304
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,122,400	919,525

		201,942,615

Czech Republic — 0.2%
Moneta Money Bank AS(a)	440,420	975,433

Hong Kong — 0.7%
Kingboard Laminates Holdings Ltd.	915,000	796,833
Nine Dragons Paper Holdings Ltd.	1,342,000	1,173,882
SSY Group Ltd.	1,220,000	747,645
Vinda International Holdings Ltd.	244,000	741,350

		3,459,710

Hungary — 0.6%
Richter Gedeon Nyrt	117,120	2,561,633

India — 6.8%
Bharti Infratel Ltd.	282,674	859,615
Colgate-Palmolive India Ltd.	55,876	1,028,237
Divi’s Laboratories Ltd.	67,710	2,140,197
Dr. Reddy’s Laboratories Ltd.	97,356	5,241,738
HDFC Asset Management Co. Ltd.(a)	36,234	1,209,649
Hindustan Petroleum Corp. Ltd.	520,574	1,339,364
Indraprastha Gas Ltd.	175,192	1,093,788
Infosys Ltd.	1,154,486	10,549,979
Petronet LNG Ltd.	531,554	1,775,332
REC Ltd.	572,790	670,763
Tech Mahindra Ltd.	394,548	2,767,765
Wipro Ltd.	963,190	2,710,619

		31,387,046

Indonesia — 0.8%
Adaro Energy Tbk PT	12,444,000	936,920
Gudang Garam Tbk PT	402,600	1,343,378
Indofood Sukses Makmur Tbk PT	3,757,600	1,478,864
Pakuwon Jati Tbk PT	156,100	3,867

		3,763,029

Malaysia — 0.4%
AirAsia Group Bhd	352,400	55,930
AMMB Holdings Bhd	1,439,600	1,049,691
Carlsberg Brewery Malaysia Bhd	91,300	606,497

		1,712,118

Security	Shares	Value

Mexico — 0.2%
Megacable Holdings SAB de CV, CPO	256,200	$776,481

Philippines — 0.8%
Altus San Nicolas Corp.	30,439	3,123
Globe Telecom Inc.	28,060	1,271,625
Megaworld Corp.	9,760,600	549,540
PLDT Inc.	73,810	1,859,102

		3,683,390

Qatar — 2.6%
Barwa Real Estate Co.	1,726,788	1,367,547
Commercial Bank PSQC (The)	1,784,982	1,801,166
Masraf Al Rayan QSC	2,681,316	2,870,380
Ooredoo QPSC	763,476	1,313,325
Qatar Electricity & Water Co. QSC	455,182	1,854,639
Qatar Fuel QSC	323,327	1,412,757
Qatar International Islamic Bank QSC	662,948	1,404,904

		12,024,718

Russia — 0.7%
Inter RAO UES PJSC	30,866,000	2,160,232
Magnitogorsk Iron & Steel Works PJSC	1,878,800	1,075,557

		3,235,789

Saudi Arabia — 3.2%
Abdullah Al Othaim Markets Co.	37,454	1,165,859
Advanced Petrochemical Co.	89,060	1,174,082
Arab National Bank	509,838	2,741,202
Bank Al-Jazira	187,392	572,092
Bupa Arabia for Cooperative Insurance Co.	50,020	1,537,956
Co for Cooperative Insurance (The)(b)	51,240	975,953
Dar Al Arkan Real Estate Development Co.(b)	242,658	451,620
Jarir Marketing Co.	26,962	996,262
Riyad Bank	567,178	2,530,959
Saudi Airlines Catering Co.	35,990	744,247
Saudi Cement Co.	67,222	841,378
Saudi Industrial Investment Group	183,488	973,563

		14,705,173

South Africa — 7.6%
AngloGold Ashanti Ltd.	353,922	8,522,073
Aspen Pharmacare Holdings Ltd.(b)	328,668	2,604,064
Exxaro Resources Ltd.	214,598	1,508,558
Gold Fields Ltd.	749,080	5,825,399
Impala Platinum Holdings Ltd.	689,513	4,579,153
Investec Ltd.	25,644	44,235
Kumba Iron Ore Ltd.	55,144	1,483,644
Life Healthcare Group Holdings Ltd.	1,162,538	1,207,412
Momentum Metropolitan Holdings	806,542	788,723
Mr. Price Group Ltd.	221,308	1,631,926
Old Mutual Ltd.	4,085,200	2,602,274
Rand Merchant Investment Holdings Ltd.	608,658	938,044
Reinet Investments SCA	126,636	1,975,376
Tiger Brands Ltd.	136,884	1,219,102

		34,929,983

South Korea — 7.3%
BNK Financial Group Inc.	238,388	977,844
Coway Co. Ltd.	40,748	2,191,301
Daelim Industrial Co. Ltd.	23,790	1,773,037
DB Insurance Co. Ltd.	42,732	1,497,492
E-MART Inc.	16,592	1,520,604
Hana Financial Group Inc.	117,974	2,833,967
Hankook Tire & Technology Co. Ltd.	63,806	1,208,164

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Department Store Co. Ltd.	12,566	$649,380
Hyundai Marine & Fire Insurance Co. Ltd.	53,192	1,041,549
Kia Motors Corp.	224,236	6,201,367
LG Innotek Co. Ltd.	11,956	1,423,965
LG Uplus Corp.	180,804	1,919,797
Posco International Corp.	39,040	504,372
S-1 Corp.	6,888	518,359
Samsung Electronics Co. Ltd.	184,098	7,536,654
SK Telecom Co. Ltd.	11,224	1,957,595

		33,755,447

Taiwan — 14.9%
Accton Technology Corp.	428,000	3,442,531
Asia Cement Corp.	1,830,000	2,654,338
Asustek Computer Inc.	610,000	4,276,603
Chicony Electronics Co. Ltd.	488,169	1,398,253
Compal Electronics Inc.	3,538,000	2,250,651
Formosa Taffeta Co. Ltd.	610,000	694,821
Foxconn Technology Co. Ltd.	854,000	1,533,076
Inventec Corp.	2,074,000	1,685,449
Lite-On Technology Corp.	1,716,718	2,750,179
Micro-Star International Co. Ltd.	610,000	2,051,957
Nien Made Enterprise Co. Ltd.	69,000	590,608
Novatek Microelectronics Corp.	513,000	3,502,581
Pegatron Corp.	1,341,000	2,880,749
Phison Electronics Corp.	122,000	1,117,402
Pou Chen Corp.	1,952,000	1,921,119
Powertech Technology Inc.	655,000	2,116,070
Realtek Semiconductor Corp.	407,000	3,504,063
Ruentex Development Co. Ltd.	488,000	742,768
Ruentex Industries Ltd.	12,400	26,968
Standard Foods Corp.	366,000	774,055
Synnex Technology International Corp.	1,098,000	1,623,687
Taiwan Business Bank	3,538,104	1,249,089
Taiwan Semiconductor Manufacturing Co. Ltd.	1,143,000	11,115,937
United Microelectronics Corp.	9,394,000	4,833,882
Win Semiconductors Corp.	298,000	2,550,741
Winbond Electronics Corp.	2,562,000	1,173,272
Wistron Corp.	2,440,063	2,324,256
WPG Holdings Ltd.	1,342,160	1,754,531
Zhen Ding Technology Holding Ltd.	488,000	1,942,248

		68,481,884

Thailand — 0.2%
Krung Thai Bank PCL, NVDR	3,001,200	981,216

United Arab Emirates — 0.8%
Aldar Properties PJSC	3,273,626	1,541,830

Security	Shares	Value

United Arab Emirates (continued)
Emaar Properties PJSC(b)	2,988,878	$2,034,274

		3,576,104

Total Common Stocks — 95.5% (Cost: $458,646,653)		439,278,968

Preferred Stocks

Brazil — 2.2%
Cia. Paranaense de Energia, Preference Shares, NVS	85,400	995,345
Itausa-Investimentos Itau SA, Preference Shares, NVS	3,721,038	6,070,298
Telefonica Brasil SA, Preference Shares, NVS	378,200	3,282,641

		10,348,284

Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares	297,192	709,023

Russia — 0.7%
Surgutneftegas PJSC, Preference Shares, NVS	5,990,200	3,002,679

Total Preferred Stocks — 3.1% (Cost: $19,590,538)		14,059,986

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.69%(d)(e)(f)	1,432,033	1,434,181
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.16%(d)(e)	850,000	850,000

		2,284,181

Total Short-Term Investments — 0.5% (Cost: $2,281,174)		2,284,181

Total Investments in Securities — 99.1% (Cost: $480,518,365)		455,623,135

Other Assets, Less Liabilities — 0.9%		4,348,199

Net Assets — 100.0%		$459,971,334

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Edge MSCI Multifactor Emerging Markets ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,212,175	(1,780,142)	1,432,033	$1,434,181	$38,615	(b)	$(731)	$2,848
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	550,000	850,000	850,000	6,988		—	—

				$2,284,181	$45,603		$(731)	$2,848

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	132	06/19/20	$6,157	$164,453

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$424,570,672	$14,708,296	$—	$439,278,968
Preferred Stocks	14,059,986	—	—	14,059,986
Money Market Funds	2,284,181	—	—	2,284,181

	$440,914,839	$14,708,296	$—	$455,623,135

Derivative financial instruments(a)
Assets
Futures Contracts	$164,453	$—	$—	$164,453

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

4